Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Long-Term Debt
Schedule of the company's long term debt

        The Company's long-term debt as of June 30, 2015 and December 31, 2014 is as follows (in thousands):

	December 31, 2014 Carrying Value	Borrowings	Repayments	Exchanges	Deferred Gain on Forgiven Debt	Amortization of Forgiven Debt	PIK Interest	June 30, 2015 Carrying Value
Credit Facility	$435,150	$33,000	$(468,150)	$—	$—	$—	$—	$
2020 Senior Notes	600,000	—	—	(242,445)	(63,930)	—	—		293,625
2021 Senior Notes	700,000	—	—	(281,676)	(70,672)	—	—		347,652
Second Lien Notes	—	625,000	—	—	47,082	(896)	—		671,186
Third Lien Notes	—	—	—	524,121	87,520	(879)	1,187		611,949

Total debt	$1,735,150	$658,000	$(468,150)	$—	$—	$(1,775)	$1,187		$1,924,412
Current maturities	—	—	—	—	—	—	—

Long-term debt	$1,735,150	$658,000	$(468,150)	$—	$—	$(1,775)	$1,187		$1,924,412

	June 30, 2015 Carrying Value	Unamortized Deferred Gain on Debt Forgiven	June 30, 2015 Principle Balance Outstanding
Revolving Credit Facility	$—	$—	$
2020 Senior Notes	293,625	—		293,625
2021 Senior Notes	347,652	—		347,652
Second Lien Notes	671,186	(46,186)		625,000
Third Lien Notes	611,949	(86,641)		525,308

Total debt	$1,924,412	$(132,827)		$1,791,585
Current maturities	—	—		—

Long-term debt	$1,924,412	$(132,827)		$1,791,585

	At December 31,
	2014	2013
	(in thousands)
Revolving credit facility, due 2018	$435,150	$401,150
Senior notes, due 2020	600,000	600,000
Senior notes, due 2021	700,000	700,000

Long-term debt	$1,735,150	$1,701,150